Reconciliation of Financial Statements to the Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to the Form 5500
Reconciliation of Financial Statements to the Form 5500
The tables below present the reconciliations from the Plan’s financial statements to the Form 5500.

	As of December
$ in thousands	2025	2024
Net assets available for benefits, per statements
of net assets available for benefits	$14,588,024	$12,760,943
Amounts allocated to withdrawing participants	(3,213)	(2,806)
Net assets, per the Form 5500	$14,584,811	$12,758,137

	As of December
$ in thousands	2025	2024
Benefits paid, per statements of changes in
net assets available for benefits	$847,073	$951,085
Amounts allocated to withdrawing participants,
ending balance	3,213	2,806
Amounts allocated to withdrawing participants,
beginning balance	(2,806)	(48,158)
Benefits paid to participants and certain
deemed distributions of participant loans,
per the Form 5500	$847,480	$905,733
Amounts allocated to withdrawing participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to both December 2025 and December 2024, but had not yet been paid as of that date.